Income Tax (Details)	12 Months Ended
Dec. 31, 2024 HKD ($)
Income Tax [Line Items]
Current tax rate percentage	8.25%
Hong Kong [Member]
Income Tax [Line Items]
Assessable profits earned (in Dollars)	$ 2,000
Current tax rate percentage	16.50%